Loss before taxation - Other finance costs And Staff costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest costs [abstract]
Interest expenses on lease liabilities (notes 11(a) and 23(b))	$ 244,085	$ 205,915	$ 49,400
Interest expenses on trade financing (note 23(b))	172,978
Imputed interest on deferred consideration		22,235	9,513
Changes in the carrying amount of preference shares liabilities (note 25)	3,752,758	5,009,847
Other interest expenses	28,363	33	654
Finance costs	4,198,184	5,238,030	59,567
Staff costs
Salaries, wages and other benefits	109,644,199	76,622,503	16,019,896
Contributions to defined contribution retirement plan	861,863	562,427	219,440
Equity-settled share-based payment expenses	31,339,185	22,141,614	1,229,312
Staff costs	141,845,247	99,326,544	17,468,648
Direct costs
Staff costs
Staff costs	63,647,052	48,414,622	5,377,536
Selling and Distribution expenses
Staff costs
Staff costs	1,782,149	1,299,320	675,418
Research and Development Expenses
Staff costs
Staff costs	13,404,496	6,943,308	2,056,653
Administrative and other operating expenses
Staff costs
Staff costs	$ 63,011,550	$ 42,669,294	$ 9,359,041